Risk Management (Details) - Schedule of Allowance and Exposure at Default (Ead) of the Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Loans and account receivable	$ 429,995	$ 382,737
ECL allowance calculated on an individual basis	151,682	165,935
Loans and account receivable (commercial, mortgage and consumer loans)	40,502,885	40,941,107
Allowance for ECL – collective basis	$ 1,070,776	$ 1,026,755